Goldman Sachs Target Date 2040
Goldman Sachs Target Date 2040 Portfolio – Summary
Investment Objective
The Goldman Sachs Target Date 2040 Portfolio (the “Portfolio”) seeks to provide capital appreciation and current income consistent with its current asset allocation.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in "Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares" beginning on page 71 of this Prospectus and "Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends" beginning on page B-109 of the Portfolio's Statement of Additional Information ("SAI").
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Goldman Sachs Target Date 2040	Class A	Institutional	Service	Class IR	Class R	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none	none	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Goldman Sachs Target Date 2040		Class A	Institutional	Service	Class IR	Class R	Class R6
Management Fees		0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and/or Service (12b-1) Fees		0.25%	none	0.25%	none	0.50%	none
Other Expenses	[1]	0.34%	0.19%	0.44%	0.34%	0.34%	0.17%
Shareholder Administration Fees		none	none	0.25%	none	none	none
All Other Expenses		0.34%	0.19%	0.19%	0.34%	0.34%	0.17%
Acquired Underlying Fund Fees and Expenses	[2]	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%
Total Annual Portfolio Operating Expenses		1.06%	0.66%	1.16%	0.81%	1.31%	0.64%
Expense Limitation	[3]	(0.10%)	(0.10%)	(0.10%)	(0.10%)	(0.10%)	(0.10%)
Total Annual Portfolio Operating Expenses After Expense Limitation		0.96%	0.56%	1.06%	0.71%	1.21%	0.54%
[1]	The Portfolio’s “Other Expenses” have been estimated to reflect expenses expected to be incurred in the current fiscal year.
[2]	The Portfolio’s “Acquired (Underlying) Fund Fees and Expenses” have been estimated to reflect the fees and expenses expected to be incurred during the current fiscal year.
[3]	The Investment Adviser has agreed to reduce or limit "Other Expenses" (excluding acquired (underlying) fund fees and expenses, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.05% of the Portfolio's average daily net assets. These arrangements will remain in effect through at least August 22, 2018, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Institutional, Service Class IR, Class R and/or Class R6 Shares of the Portfolio for the time periods indicated and then redeem all of your Class A, Institutional, Service, Class IR, Class R and/or Class R6 Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first two years). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Goldman Sachs Target Date 2040 - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	643	849	1,084	1,755
Institutional Shares	57	191	347	803
Service Shares	108	348	619	1,363
Class IR Shares	73	238	429	983
Class R Shares	123	395	699	1,561
Class R6 Shares	55	184	336	779

Portfolio Turnover
The Portfolio may pay transaction costs when it buys and sells securities or instruments (i.e., "turns over" its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Portfolio and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Portfolio's performance. During the most recent fiscal year, the portfolio turnover rate of the Portfolio's predecessor fund, Madison Target Retirement 2040 Fund, a series of Madison Funds (the "Predecessor Fund"), was 160% of the average value of its portfolio.
Principal Strategy
The Portfolio employs an asset allocation strategy designed for investors who plan to retire and to begin gradually withdrawing their investment from the Portfolio beginning in approximately 2040 (the "Target Date"). The Portfolio is managed for an investor planning to retire at the age of 65 on or around the Target Date.

The Portfolio generally seeks to achieve its investment objective by primarily investing in shares of exchange-traded funds ("Underlying ETFs") and other registered investment companies (collectively, the "Underlying Funds"), according to an asset allocation strategy, developed by Madison Asset Management, LLC (the "Sub-Adviser") who is unaffiliated with the Investment Adviser, for investors planning to retire in or within a few years of 2040. Over time, the Portfolio's asset allocation will become more conservative until it reaches approximately 10-30% in equity funds and 70-90% in fixed income funds at the Target Date as illustrated in the chart below. After the Target Date, and as also illustrated in the graph below, the Portfolio's asset allocation targets are expected to remain within these approximate ranges. The graph below applies to each Goldman Sachs Target Date Portfolio identified in this Prospectus.

The asset allocation strategy is designed to reduce the volatility of investment returns in the later years while still providing the potential for higher total returns over the target period. Although the actual allocations may vary, the chart below illustrates the expected strategic asset allocation of the glide path and the market opportunity ranges of the core asset classes and sub-asset classes.

Years to Target Date	25	20	15	10	5	0	-5	-10
Strategic Allocations
Equity	70%	65%	60%	55%	38%	20%	20%	20%
US Equity	49%	46%	42%	39%	26%	14%	14%	14%
Non-US Developed Equities	21%	20%	18%	17%	11%	6%	6%	6%
Fixed Income	30%	35%	40%	45%	63%	80%	80%	80%

Market Opportunity Ranges
Equity	60-80%	55-75%	50-70%	45-65%	28-48%	10-30%	10-30%	10-30%
US Equity	36-72%	33-68%	30-63%	27-59%	17-43%	6-27%	6-27%	6-27%
Non-US Equities	6-32%	6-30%	5-28%	5-26%	3-19%	1-12%	1-12%	1-12%
Fixed Income	20-40%	25-45%	30-50%	35-55%	53-73%	70-90%	70-90%	70-90%

Sub-Asset Classes and Alternatives
Emerging Markets Equities	0-16%	0-15%	0-14%	0-13%	0-10%	0-6%	0-6%	0-6%
Real Estate	0-10%	0-10%	0-10%	0-10%	0-10%	0-10%	0-10%	0-10%
Commodities	0-10%	0-10%	0-10%	0-10%	0-10%	0-10%	0-10%	0-10%
Other Alternative Strategies	0-10%	0-10%	0-10%	0-10%	0-10%	0-10%	0-10%	0-10%

On a periodic basis, the Sub-Adviser will evaluate and may revise the Portfolio's asset allocation, including revising the asset class weightings and adding and/or removing Underlying Funds. The Portfolio's equity and fixed income asset allocation targets may range within the bounds of the market opportunity range as illustrated in the chart above depending on the Sub-Adviser's views of the appropriate mix of the Portfolio's asset allocation based on then-current economic, market or other conditions, or factors unique to the Portfolio. Certain sub-asset classes, like real estate, commodities, and other alternative strategies, may be invested in using the market opportunity range illustrated in the table above. The Sub-Adviser may also use the market opportunity range to invest in certain other sub-asset classes within fixed income such as: domestic high yield non-investment grade securities, inflation-linked securities and other instruments, securities issued by foreign corporate and governmental issuers, sovereign and corporate debt securities and other instruments of issuers in emerging market countries, convertible securities, and preferred stock. The Sub-Adviser will also monitor the Underlying Funds on an ongoing basis and may increase or decrease the Portfolio's investment in one or more Underlying Funds. The Underlying Fund selections are made based on several considerations, including the Portfolio's style or asset class exposures, portfolio characteristics, risk profile, and investment process. With regard to investments in Underlying Funds that invest in debt securities, the Sub-Adviser seeks to select portfolios of securities with long-, intermediate- and short-term maturities. Although the Portfolio does not intend to concentrate its investments in a particular industry, the Portfolio may indirectly concentrate in a particular industry or group of industries through its aggregate investment in one or more Underlying Funds. The particular Underlying Funds in which the Portfolio may invest and the Portfolio's targets and ranges will change from time to time without shareholder approval or notice.

The Sub-Adviser's strategy is intended to represent a conservative investment strategy. The Sub-Adviser's expectation is that the Portfolio may participate in market appreciation during bull markets and experience something less than full participation during bear markets compared with other funds holding more speculative and volatile securities. There is no assurance that Sub-Adviser's expectations regarding this investment strategy will be realized.

Although the Portfolio expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the Portfolio may invest up to 100% in money market instruments. To the extent the Portfolio engages in this temporary defensive position, the Portfolio's ability to achieve its investment objective may be diminished.

Additional Information

The Portfolio's primary benchmark index is the S&P Target Date To 2040 Index (the "Index").
Principal Risks of the Portfolio
Loss of money is a risk of investing in the Portfolio. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any government agency. The Portfolio should not be relied upon as a complete investment program. Stated allocations may be subject to change. There can be no assurance that the Portfolio will achieve its investment objective. Investments in the Portfolio involve substantial risks which prospective investors should consider carefully before investing. Investors should also consider, in addition to his or her age or retirement date, other factors, including the investor's risk tolerance, personal circumstances, and complete financial situation.

Asset Allocation Risk. The Portfolio's allocations to various asset classes and to the Underlying Funds may cause the Portfolio to underperform other funds with a similar investment objective.

Expenses. By investing in the Underlying Funds indirectly through the Portfolio, the investor will incur not only a proportionate share of the expenses of the Underlying Funds held by the Portfolio (including operating costs and investment management fees), but also expenses of the Portfolio.

Inadequate Retirement Income. An investment in the Portfolio is not guaranteed, and the Portfolio may experience losses, including losses near, at, or after the Target Date. There is no guarantee that the Portfolio will achieve sufficient capital appreciation to provide adequate income at and through retirement. Moreover, there is no guarantee that the Portfolio's performance will keep pace with or exceed the rate of inflation, which may reduce the value of your investment over time.

Investing in the Underlying Funds. The investments of the Portfolio may be concentrated in one or more Underlying Funds (including ETFs and other registered investment companies) subject to statutory limitations prescribed by the Investment Company Act, or exemptive relief thereunder. The Portfolio's investment performance is directly related to the investment performance of the Underlying Funds it holds. The Portfolio is subject to the risk factors associated with the investments of the Underlying Funds in direct proportion to the amount of assets allocated to each. If the Portfolio has a relative concentration of its portfolio in a single Underlying Fund, it may be more susceptible to adverse developments affecting that Underlying Fund, and may be more susceptible to losses because of these developments.

Investments of the Underlying Funds. Because the Portfolio invests in the Underlying Funds, the Portfolio's shareholders will be affected by the investment policies and practices of the Underlying Funds in direct proportion to the amount of assets the Portfolio allocates to those Underlying Funds. A strategy used by the Underlying Funds may fail to produce the intended results.

Large Shareholder Transactions Risk. The Portfolio may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Portfolio. Such large shareholder redemptions may cause the Portfolio to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Portfolio's NAV and liquidity. Similarly, large Portfolio share purchases may adversely affect the Portfolio's performance to the extent that the Portfolio is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Portfolio's current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio's expense ratio.

Management Risk. A strategy used by the Sub-Adviser may fail to produce the intended results.

Underlying ETF Risk. The Portfolio may invest in Underlying ETFs subject to statutory limitations prescribed by the Investment Company Act, or exemptive relief thereunder. An investment in an Underlying ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. In addition, an ETF may fail to accurately track the market segment or index that underlies its investment objective; however, the market price of the Underlying ETF's shares may trade at a premium or a discount to their net asset value. The price of an Underlying ETF can fluctuate, and the Portfolio could lose money investing in an Underlying ETF.

Principal Risks of the Underlying Funds

Credit/Default Risk. An issuer or guarantor of fixed income securities held by an Underlying Fund (which may have low credit ratings) may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair an Underlying Fund's liquidity and cause significant deterioration in NAV. These risks are more pronounced in connection with an Underlying Fund's investments in non-investment grade fixed income securities.

Derivatives Risk. Loss may result from an Underlying Fund's investments in options, forwards, futures, swaps, structured securities and other derivative instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Underlying Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations. In December 2015, the SEC proposed new regulations relating to a mutual fund's use of derivatives and related instruments. If these or other regulations are adopted, they could significantly limit or impact an Underlying Fund's ability to invest in derivatives and other instruments and adversely affect such Underlying Fund's performance and ability to pursue its investment objectives.

Foreign and Emerging Countries Risk. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Portfolio invests. Loss may also result from the imposition of exchange controls, sanctions, confiscations and other government restrictions by the United States and other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which an Underlying Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. These risks may be more pronounced in connection with the Fund's investments in securities of issuers located in emerging countries.

Geographic Risk. Concentration of the investments of an Underlying Fund in issuers located in a particular country or region will subject the Underlying Fund, to a greater extent than if investments were less concentrated, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; social, political, regulatory, economic or environmental developments; or natural disasters.

Interest Rate Risk. When interest rates increase, fixed income securities or instruments held by an Underlying Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with increasing rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and an Underlying Fund's investments.

Leverage Risk. Borrowing and the use of derivatives may result in leverage and may make an Underlying Fund more volatile. The use of leverage may cause an Underlying Fund to liquidate portfolio positions to satisfy its obligations or to meet asset segregation requirements when it may not be advantageous to do so. The use of leverage by an Underlying Fund can substantially increase the adverse impact to which its investment portfolio may be subject.

Liquidity Risk. An Underlying Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that an Underlying Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests or other reasons. To meet redemption requests, an Underlying Fund may be forced to sell securities, at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Market Risk. The value of the securities in which an Underlying Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

Mid-Cap and Small-Cap Risk. Certain of the Underlying Funds may make investments mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Mortgage-Backed and Other Asset-Backed Securities Risk. Mortgage-related and other asset-backed securities are subject to certain additional risks, including "extension risk" (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and "prepayment risk" (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing an Underlying Fund to reinvest proceeds at lower prevailing interest rates). Mortgage-backed securities offered by non-governmental issuers are subject to other risks as well, including failures of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities. Other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as risks associated with the nature and servicing of the assets backing the securities. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.

Non-Investment Grade Investments Risk. Non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as "junk bonds") are considered speculative and are subject to the increased risk of an issuer's inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific issuer developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less liquidity.

Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by those agencies, instrumentalities and sponsored enterprises, including those issued by the Federal National Mortgage Association ("Fannie Mae"), Federal Home Loan Mortgage Corporation ("Freddie Mac") and the Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by an Underlying Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.
Performance
Effective August 22, 2016, the Predecessor Fund was reorganized into the Portfolio. As accounting successor to the Predecessor Fund, the Portfolio has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown below is that of the Predecessor Fund. The returns presented for the Portfolio for periods prior to August 29, 2014 reflect the performance of the Madison Target Retirement 2040 Fund's Class I Shares, a series of Ultra Series Fund (the "Ultra Predecessor Fund"). As of August 29, 2014, the inception date of the Predecessor Fund, the Ultra Predecessor Fund exchanged in kind substantially all of its portfolio holdings for Class R6 shares of the Predecessor Fund. As a result, the Predecessor Fund assumed the performance of the Ultra Predecessor Fund.

The bar chart and table below provide an indication of the risks of investing in the Portfolio by showing: (a) changes in the performance of the Predecessor Fund's Class R6 Shares from year to year; and (b) how the average annual total returns of the Predecessor Fund's Class R6 Shares compare to those of a broad-based securities market index. The Portfolio has different fees and expenses and would, therefore, have had different performance results. Past performance of the Predecessor Fund, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. Performance information for the Portfolio is available at no cost at www.gsamfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

Because the Predecessor Fund did not offer Class A, Institutional, Service, Class IR, and Class R Shares, and the Class A, Institutional, Service, Class IR, and Class R Shares of the Portfolio have not yet commenced operations as of the date of this Prospectus, no performance information is shown for those share classes.

Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.
TOTAL RETURN CALENDAR YEAR (CLASS R6)

The total return for Class R6 Shares for the 3-month period ended March 31, 2016 was 2.09%. Best Quarter Q2 ‘09 +18.13% Worst Quarter Q4 ‘08 –23.55%
AVERAGE ANNUAL TOTAL RETURNS For the period ended December 31, 2015
Average Annual Total Returns - Goldman Sachs Target Date 2040	1 Year	5 Years	Since Inception	Inception Date
Class R6	(0.97%)	7.50%	2.00%	Oct. 01, 2007
Class R6 | Returns After Taxes on Distributions	(2.67%)	5.98%	0.37%	Oct. 01, 2007
Class R6 | Returns After Taxes on Distributions and Sale of Fund Shares	0.45%	5.54%	1.10%	Oct. 01, 2007
S&P Target Date To 2040 Index (reflects no deduction for sales charges, account fees, expenses or taxes)	(0.52%)	6.81%	3.04%